Offerings - Offering: 1	Dec. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	3,660,656
Proposed Maximum Offering Price per Unit	21.00
Maximum Aggregate Offering Price	$ 76,873,776.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,616.27
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement on Form S-8 (the "Registration Statement") to which this exhibit relates shall also cover any additional shares of Class A Common Stock, par value $0.0001 per share (the "Class A Common Stock") of Cardinal Infrastructure Group Inc. (the "Registrant") that become issuable under the Cardinal Infrastructure Group Inc. 2025 Stock Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction. Represents the 3,660,656 shares of Class A Common Stock of the Company reserved and available for issuance under the Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act, based on the initial public offering price of $21 per share of Class A Common Stock, as set forth in the Registrant's Registration Statement on Form S-1 (File No. 333-290850), declared effective on December 9, 2025.